Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Fashion Concierge UK Limited
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the net assets acquired and goodwill are as follows:
2017
Purchase consideration
Ordinary shares issued	2,183
Total purchase consideration	2,183

Summary of Net cash Inflow Arising on Acquisition	Net cash inflow arising on acquisition
2017
Cash and cash equivalent balances acquired	195
Cash consideration	-
Net cash inflow	195

Summary of Assets and Liabilities Recognized upon Acquisition

The Group recognized the following assets and liabilities upon the Fashion Concierge UK Limited acquisition:

2017
Intangible assets	1
Tangible assets	4
Trade receivables	301
Cash and cash equivalents	195
Trade payables	(1,341)
Total net identified liabilities acquired	(840)
Goodwill	3,023
Total goodwill acquired	3,023
Net assets acquired	2,183

Style.com
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired and goodwill are as follows:
2017
Purchase consideration
Ordinary shares issued	12,411
Total purchase consideration	12,411

Summary of Assets and Liabilities Recognized upon Acquisition

The Group recognized the following assets and liabilities upon acquisition:

2017
Inventories	1,856
Total net identified assets acquired	1,856
Goodwill	7,050
Customer relationships	1,178
Trademarks and domain name	3,046
Deferred tax liability	(719)
Total goodwill and identifiable intangible assets acquired	10,555
Net assets acquired	12,411